Long-Term Employee Benefits (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan Disclosure [Line Items]
Employer contributions during period	$ 28
Parent Issuer
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution percent of match	100.00%
Employer matching contribution percent of employees' gross pay	6.00%
Employer contribution vesting period	3 years
Employer contributions during period		$ 26	$ 52	$ 50
Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution percent of employees' gross pay	1.00%
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution percent of employees' gross pay	7.00%